Investment in financial asset (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investments in financial assets	€ 621	€ 621
Equity investments | Phoenicis Therapeutics Inc.
Disclosure of financial assets [line items]
Investments in financial assets	€ 621	€ 621
Proportion of ownership interest	3.90%